CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	May 28, 2021	Sep. 22, 2017
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common shares, authorized (in shares)	1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)	94,610,088	94,610,088
Common shares, shares outstanding (in shares)	94,610,088	94,610,088	89,955,848
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, par value (in dollars per share)				$ 0.001
Preferred shares, shares issued (in shares)	12,000	12,000
Preferred shares, shares outstanding (in shares)	12,000	12,000